Consolidated Statements of Equity - USD ($) $ in Millions	Total	Shareholder’s Net Investment	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Brighthouse Financial, Inc.'s Stockholders’ Equity	Noncontrolling Interests
Total Brighthouse Financial, Inc.’s stockholders’ equity		$ 14,810	$ 0	$ 0	$ 0	$ 2,715	$ 17,525
Beginning Balance at Dec. 31, 2014	$ 17,525							$ 0
Change in shareholders Net Investment	(613)	(613)					(613)
Net income (loss)	1,119	1,119					1,119
Other comprehensive income (loss), net of income tax	(1,192)					(1,192)	(1,192)
Ending Balance at Dec. 31, 2015	16,839							0
Total Brighthouse Financial, Inc.’s stockholders’ equity		15,316	0	0	0	1,523	16,839
Change in shareholders Net Investment	1,220	1,220					1,220
Net income (loss)	(2,939)	(2,939)					(2,939)
Other comprehensive income (loss), net of income tax	(258)					(258)	(258)
Ending Balance at Dec. 31, 2016	14,862							0
Total Brighthouse Financial, Inc.’s stockholders’ equity	14,862	13,597	0	0	0	1,265	14,862
Stockholders' Equity, Other	1	1					1
Stockholders' Equity, Period Increase (Decrease)	(1,798)	(1,798)					(1,798)
Change in shareholders Net Investment	1,718	1,718					1,718
Net income (loss)	(378)	(1,085)			707		(378)
Adjustments to Additional Paid in Capital, Other	0	(12,433)		12,432			0
Stock Issued During Period, Value, New Issues			1
Other Separation related transactions	65						0	65
Other comprehensive income (loss), net of income tax	110					110	110
Ending Balance at Dec. 31, 2017	14,580							$ 65
Total Brighthouse Financial, Inc.’s stockholders’ equity	14,515	$ 0	$ 1	$ 12,432	406	1,676	14,515
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 0				$ (301)	$ 301	$ 0